Cash and cash equivalents - Additional information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents	€ 16,604	€ 17,888	€ 75,602	€ 135,509
Short term deposit	4,000
Decrease of current accounts	€ 5,300